  AMERICAN FEDERATION of LABOR and

CONGRESS of INDUSTRIAL ORGANIZATIONS

HOUSING INVESTMENT TRUST

Statement of Assets and Liabilities

(Unaudited)

March 31, 2022

ASSETS

	ROUNDED	ROUNDED	ROUNDED
	Face Amount	Amortized Cost	Value
INVESTMENTS
FHA Securities	$140,855	$141,694	$140,887

GNMA Securities	$781,459	$818,828	$789,395
GNMA Remics	$1,130,812	$1,139,734	$1,079,545
	$1,912,271	$1,958,562	$1,868,940

GNMA Construction Securities	$238,766	$252,600	$229,943

FNMA Securities	$2,781,522	$2,820,023	$2,684,056
FNMA Remics	$30,121	$30,229	$30,085
	$2,811,643	$2,850,252	$2,714,141

FNMA Construction Securities	$20,950	$20,950	$18,953

FHLMC Securities	$310,134	$316,647	$309,986
FHLMC Remics	$287,051	$287,045	$287,952
	$597,185	$603,692	$597,938

CMB Securities	$90,199	$92,049	$90,713

State Housing Finance Bonds	$519,544	$519,683	$483,777

Construction and Permanent Mortgages	$162,846	$161,343	$158,964

US Treasury Securities	$390,000	$388,604	$357,443
Total Fixed Income	$6,884,259	$6,989,429	$6,661,699

HIT Adviser LLC	$1	$1	$284
Total Equity	$1	$1	$284
Short-term Investments-Cash Equivalents	$40,000	$40,000	$40,000
Blackrock Fed Funds	$54,705	$54,705	$54,705
Total Short-term	$94,705	$94,705	$94,705
Total Investment	$6,978,965	$7,084,135	$6,756,688

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

FHA Permanent Securities (2.1% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	3.65%	Dec-2037	$—	$7,782	$7,896	$7,847
	3.72%	Feb-2062	—	4,466	4,470	4,322
	3.75%	Aug-2048	—	3,630	3,626	3,644
	4.00%	Dec-2053	—	60,875	60,852	60,780
	4.10%	Dec-2060	—	21,702	21,722	21,844
	4.79%	May-2053	—	4,909	5,106	5,065
	5.17%	Feb-2050	—	7,482	7,968	7,657
	5.35%	Mar-2047	—	6,726	6,735	6,774
	5.55%	Aug-2042	—	7,048	7,050	7,102
	5.60%	Jun-2038	—	2,074	2,076	2,090
	5.80%	Jan-2053	—	1,939	1,948	2,110
	5.87%	May-2044	—	1,612	1,611	1,625
	5.89%	Apr-2038	—	3,907	3,910	3,939
	6.40%	Aug-2046	—	3,523	3,524	3,554
	6.60%	Jan-2050	—	3,180	3,200	3,390
			—	140,855	141,694	141,743

Forward Commitments	2.50%	Sep-2063	5,702	—	—	(798)
	3.90%	Mar-2062	3,090	—	—	(58)
			8,792	—	—	(856)
Total FHA Permanent Securities			$8,792	$140,855	$141,694	$140,887

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Ginnie Mae Securities (28.0% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	1,174	1,183	1,215
	4.50%	Aug-2040	657	667	700
	5.50%	Jan-2033 - Jun-2037	943	943	1,009
	6.00%	Jan-2032 - Aug-2037	$664	$665	$727
	6.50%	Jul-2028	38	38	40
	7.00%	Apr-2026 - Jan-2030	392	392	423
	7.50%	Aug-2025 - Aug-2030	205	205	218
	8.00%	Sep-2026 - Nov-2030	203	203	220
	8.50%	Jun-2022 - Aug-2027	56	56	60
	9.00%	Dec-2022 - Jun-2025	2	2	2
			4,334	4,354	4,614

Multifamily	1.90%	Feb-2061	22,712	20,441	19,965
	1.95%	Mar-2064	39,788	39,262	37,411
	1.95%	Mar-2064	35,394	35,888	33,279
	2.00%	Apr-2062 - Mar-2064	331,412	335,182	310,121
	2.00%	Jun-2062	37,556	38,618	35,434
	2.00%	Oct-2062	54,998	56,898	51,702
	2.00%	Apr-2063	50,197	51,274	47,309
	2.00%	Jul-2063	47,275	47,708	44,570
	2.00%	Oct-2063	43,655	43,219	41,130
	2.08%	Nov-2056	52,640	54,712	47,973
	2.15%	May-2056	834	833	832
	2.20%	Jun-2056	1,243	1,240	1,236
	2.25%	Dec-2048	3,438	3,412	3,374
	2.30%	Mar-2056 - Oct-2056	6,042	6,011	5,993
	2.31%	Nov-2051	7,076	7,076	6,808
	2.32%	Sep-2060	27,147	28,617	25,804
	2.35%	Nov-2056 - Feb-2061	31,528	32,455	30,467
	2.40%	Aug-2047 - Dec-2057	21,821	22,331	21,049
	2.40%	Jan-2053	41,588	41,865	40,377
	2.47%	Mar-2053	45,168	47,641	44,153
	2.50%	Dec-2052 - Jan-2061	60,850	61,818	58,962
	2.60%	Apr-2048 - Jun-2059	14,882	14,931	14,685
	2.70%	May-2048 - Jul-2058	7,402	7,428	7,377
	2.72%	Feb-2044	130	133	130
	2.74%	Apr-2057	23,984	26,068	23,396
	2.78%	Aug-2058	10,771	11,716	10,745
	2.79%	Apr-2049	5,064	5,107	4,977
	2.80%	Feb-2053	60,000	57,221	57,111
	2.80%	Dec-2059	4,806	4,742	4,814
	2.82%	Apr-2050	1,373	1,398	1,363
	2.94%	Nov-2059	48,007	53,443	48,102
	3.00%	Mar-2051	8,930	8,967	8,939
	3.00%	May-2062	68,832	74,426	68,665
	3.03%	Jan-2056	30,488	32,463	30,412
	3.05%	May-2054	11,545	11,592	11,343
	3.08%	Jan-2049	1,700	1,754	1,702
	3.17%	Aug-2059	34,447	38,121	35,253
	3.18%	Jul-2046	4,082	4,187	4,095
	3.20%	Jul-2041 - Sep-2051	5,706	5,713	5,728
	3.25%	Sep-2054	18,845	18,692	18,758
	3.25%	Apr-2059	34,480	33,143	34,323
	3.26%	Nov-2043	4,594	4,600	4,524
	3.27%	Apr-2046	24,668	26,007	24,150
	3.30%	Sep-2060	8,428	8,634	8,621
	3.33%	May-2055	7,055	6,701	6,928
	3.34%	Sep-2059	16,956	17,274	17,208
	3.35%	Mar-2044	10,000	9,625	9,983
	3.36%	May-2061	51,379	57,031	53,200
	3.37%	Feb-2044	357	371	358
	3.38%	Jan-2060	58,934	58,939	60,048
	3.39%	Feb-2059	14,144	14,414	14,432
	3.47%	May-2042	1,972	1,996	1,981
	3.48%	May-2059	10,791	11,000	11,087
	3.50%	Jan-2054	4,423	4,402	4,450
	3.53%	Apr-2042	15,986	16,449	16,280
	3.60%	Sep-2052 - Jun-2057	18,065	18,677	18,231
	3.60%	Apr-2061	33,850	34,938	35,610
	3.62%	Dec-2057	28,311	28,793	28,952
	3.63%	Dec-2045	8,583	8,276	8,644
	3.65%	Oct-2058	10,194	10,343	10,485
	3.67%	Nov-2035	13,586	13,955	13,631
	3.74%	Aug-2059	15,495	15,786	16,141
	3.75%	Nov-2060	11,221	11,569	11,898
	3.77%	Apr-2046	3,878	3,886	3,905
	3.78%	Aug-2060	39,283	39,565	41,375
	3.92%	Aug-2039	40,891	42,937	41,421
	4.10%	May-2051	3,801	4,101	3,942
	4.25%	Sep-2038	31,033	31,155	31,540
	4.37%	Feb-2034	25,498	28,005	27,256
	4.45%	Jun-2055	2,475	2,386	2,576
	4.53%	Jan-2061	14,770	15,214	16,004
	4.63%[2]	Sep-2037	1,500	1,468	1,503
	4.90%[2]	Mar-2044	1,000	992	1,002
	5.25%	Apr-2037	16,750	16,745	16,862
	5.34%	Jul-2040	230	228	231
			1,907,937	1,954,208	1,864,326
Total Ginnie Mae Securities			$1,912,271	$1,958,562	$1,868,940

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Ginnie Mae Construction Securities (3.4% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	2.45%	2.45%	Apr-2062	$797	$15,705	$15,998	$15,157
	2.58%	2.58%	May-2063	15,898	12,602	13,525	10,845
	2.59%	3.59%	Aug-2064	42,287	25	1,162	(2,417)
	2.62%	2.62%	Feb-2063	549	13,251	13,760	12,907
	2.64%	2.64%	Jan-2063	11,851	6,524	7,069	5,859
	2.65%	2.65%	Oct-2062	1,134	5,366	5,526	5,218
	2.67%	2.67%	Mar-2062	1,047	33,936	34,763	33,214
	2.75%	2.75%	Apr-2063	21,270	393	1,421	(711)
	2.98%	2.98%	Jun-2063	25,897	7,813	9,052	7,126
	3.05%	3.05%	Dec-2063	104,645	100	1,149	(3,688)
	3.41%	3.41%	Sep-2061	3,059	39,226	40,859	40,782
	3.43%	3.43%	Nov-2061	1,749	51,741	53,412	54,028
	4.21%	4.21%	May-2061	1,611	50,330	50,598	55,926
	4.35%	4.35%	Dec-2060	546	1,754	1,796	1,919
				232,340	238,766	250,090	236,165

Forward Commitments	2.25%	4.10%	Dec-2063	65,928	—	1,978	(5,784)
	3.24%	3.24%	Apr-2064	26,582	—	532	(438)
				92,510	—	2,510	(6,222)
Total Ginnie Mae Construction Securities				$324,850	$238,766	$252,600	$229,943

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Fannie Mae Securities (40.6% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.71%	1M LIBOR+25	Mar-2037	$—	$113	$113	$114
	0.78%	1M LIBOR+32	Jun-2037	—	652	652	655
	0.86%	1M LIBOR+40	Apr-2037	—	313	312	315
	0.92%	1M LIBOR+46	Oct-2042	—	1,672	1,677	1,691
	0.96%	1M LIBOR+50	Jun-2042	—	3,618	3,621	3,661
	1.01%	1M LIBOR+55	Mar-2042	—	2,093	2,095	2,124
	1.06%	1M LIBOR+60	Oct-2043	—	3,884	3,899	3,951
	1.69%	6M LIBOR+155	Nov-2033	—	839	839	857
	1.74%	12M LIBOR+149	Jul-2033	—	111	111	114
	1.82%	12M LIBOR+153	Feb-2045	—	2,680	2,723	2,765
	1.84%	12M LIBOR+156	Apr-2034	—	411	416	420
	1.86%	6M LIBOR+161	Aug-2033	—	120	120	123
	1.88%	12M LIBOR+163	Nov-2034	—	166	169	170
	1.94%	12M LIBOR+170	Oct-2042	—	2,015	2,051	2,096
	2.00%		Nov-2050 - Jan-2052		142,137	148,024	136,002
	2.00%		Jan-2052	—	48,087	48,274	45,981
	2.22%	1Y UST+222	Aug-2033	—	237	237	246
	2.23%	1Y UST+223	May-2033	—	127	127	132
	2.23%	1Y UST+222	Jul-2033		409	409	425
	2.24%	1Y UST+220	Aug-2033	—	429	428	445
	2.50%		May-2050 - Nov-2050	—	99,395	103,842	95,233
	3.00%		Apr-2031 - Mar-2052	—	207,891	216,235	204,397
	3.00%		Oct-2051	—	46,834	49,217	45,903
	3.50%		Oct-2026 - Mar-2052	—	151,071	155,256	152,463
	3.50%		Jan-2052	—	43,635	44,792	43,806
	4.00%		May-2024 - Jun-2048	—	39,803	41,016	41,139
	4.50%		May-2024 - Dec-2048	—	28,609	29,467	29,980
	5.00%		May-2034 - Apr-2041	—	5,459	5,587	5,881
	5.50%		Sep-2032 - Jun-2038	—	2,362	2,358	2,541
	6.00%		Nov-2028 - Nov-2037	—	1,813	1,820	1,999
	6.50%		Sep-2028 - Jul-2036	—	310	315	344
	7.00%		Sep-2027 - May-2032	—	486	486	536
	7.50%		Jan-2027 - Sep-2031	—	40	40	42
	8.00%		Aug-2030 - May-2031	—	34	35	35
				—	837,855	866,763	826,586

Multifamily	0.36%	1M SOFR+20	Nov-2031	—	40,943	40,949	40,924
	0.37%	1M SOFR+21	Mar-2031	—	23,855	23,858	23,822
	0.38%	1M SOFR+22	Mar-2031 - Nov-2031	—	35,075	35,083	35,051
	0.39%	1M SOFR+23	Apr-2031	—	17,500	17,500	17,509
	0.45%	1M SOFR+29	Feb-2029	—	20,000	20,006	19,992
	0.74%	1M LIBOR+29	Feb-2028	—	30,420	30,420	30,385
	0.76%	1M LIBOR+31	Mar-2028	—	38,275	38,277	38,258
	0.79%	1M LIBOR+34	Jan-2028	—	22,425	22,425	22,405
	0.80%	1M LIBOR+35	Dec-2027	—	18,100	18,100	18,117
	0.85%	1M LIBOR+40	Sep-2028	—	1,822	1,822	1,822
	0.89%	1M LIBOR+44	May-2027	—	16,591	16,591	16,602
	0.98%	1M LIBOR+85	Jan-2023	—	1,154	1,154	1,155
	1.03%	1M LIBOR+58	May-2029	—	25,000	25,008	25,062
	1.03%	1M LIBOR+58	Jun-2029	—	41,302	41,324	41,406
	1.06%		Dec-2027	—	21,424	21,433	19,552
	1.17%		Aug-2030 - Nov-2030	—	34,630	34,633	30,275
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,723	32,064
	1.25%		Jul-2030	—	37,950	38,080	33,393
	1.26%		Jan-2031	—	25,000	24,994	22,219
	1.27%		Jul-2030	—	14,235	14,339	12,774
	1.31%		Aug-2030	—	4,416	4,480	3,936
	1.32%		Aug-2030	—	21,000	21,287	18,883
	1.38%		Jul-2030	—	10,500	10,647	9,499
	1.41%		Jul-2030	—	3,290	3,325	2,978
	1.46%		Jul-2030	—	7,548	7,654	6,868
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,563	13,721
	1.50%		Aug-2030	—	1,164	1,193	1,059
	1.52%		Jul-2032	—	16,530	16,675	14,824
	1.53%		Jul-2032	—	10,500	10,662	9,422
	1.55%		Jul-2032	—	20,500	20,816	18,432
	1.57%		Jan-2031	—	21,950	22,027	19,840
	1.57%		Aug-2037	—	47,630	47,847	41,130
	1.58%		Oct-2031	—	57,950	58,232	51,118
	1.65%		Jul-2030	—	1,260	1,291	1,160
	1.68%		Sep-2032	—	12,824	13,045	11,633
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,916	22,019
	1.74%		Mar-2033	—	6,160	6,248	5,423
	1.76%		Aug-2031 - Dec-2036	—	55,158	55,334	49,745
	1.77%		Sep-2035	—	3,270	3,339	2,905
	1.82%		Jul-2035	—	4,635	4,673	4,119
	1.88%		Nov-2031	—	25,400	25,437	23,054
	1.94%		Apr-2035	—	6,400	6,502	5,812
	2.00%		Apr-2031	—	18,000	18,655	16,737
	2.09%		May-2032 - Jul-2050	—	21,792	22,044	19,500
	2.16%		Sep-2050	—	14,200	14,361	11,616
	2.33%		Nov-2029 - Feb-2030	—	18,178	18,223	17,565
	2.41%		Apr-2051	—	3,759	3,797	3,352
	2.43%		Nov-2031	—	18,655	18,663	18,041
	2.46%		Aug-2026 - Nov-2034	—	35,330	35,423	34,610
	2.47%		Dec-2051	—	13,556	13,750	12,195
	2.49%		Dec-2026 - Nov-2031	—	27,356	27,411	26,796
	2.50%		Jun-2026	—	60,000	60,000	59,447
	2.53%		Jan-2030	—	20,550	20,683	20,026
	2.55%		Sep-2026 - Mar-2030	—	65,865	66,152	64,550
	2.56%		Dec-2051	—	12,742	12,773	11,613
	2.57%		Mar-2042	—	25,155	25,167	23,417
	2.61%		Nov-2026	—	9,800	9,848	9,731
	2.67%		Aug-2029	—	37,700	37,987	37,598
	2.70%		Nov-2025	—	14,623	14,626	14,605
	2.72%		Jul-2028	—	36,400	36,558	36,402
	2.76%		Oct-2031	—	10,189	10,324	10,106
	2.81%		Sep-2027	—	12,086	12,119	12,120
	2.85%		Aug-2031	—	8,760	8,804	8,680
	2.91%		Jun-2031	—	25,000	25,111	24,940
	2.92%		Jun-2027	—	66,475	66,513	66,951
	2.92%		Apr-2028	—	15,698	15,739	15,844
	2.93%		Sep-2027	—	26,119	26,197	26,111
	2.94%		Jun-2027 - Jul-2039	—	31,012	31,057	31,221
	2.96%		Sep-2034	—	20,000	20,706	19,994
	2.97%		Nov-2032 - Sep-2034	—	32,297	32,529	32,502
	2.99%		Jun-2025	—	2,578	2,579	2,595
	3.00%		May-2027 - Mar-2028	—	15,735	15,747	15,857
	3.02%		Jun-2027	—	3,665	3,669	3,704
	3.03%		May-2026	—	6,771	6,833	6,806
	3.04%		Apr-2030	—	25,100	25,150	25,439
	3.05%		Apr-2030	—	26,120	26,137	26,415
	3.12%		Apr-2030	—	12,804	12,806	12,961
	3.14%		Apr-2029	—	7,652	7,663	7,815
	3.17%		Jun-2029 - Sep-2029	—	36,207	36,329	36,841
	3.18%		May-2035	—	9,511	9,613	9,630
	3.21%		May-2030	—	6,540	6,599	6,659
	3.26%		Jan-2027	—	7,071	7,078	7,199
	3.31%		Oct-2027	—	15,188	15,248	15,576
	3.32%		Apr-2029	—	20,080	20,131	20,662
	3.33%		May-2026	—	10,537	10,551	10,690
	3.36%		May-2029 - Oct-2029	—	26,163	26,721	27,098
	3.40%		Oct-2026	—	2,778	2,782	2,839
	3.41%		Sep-2023	—	10,681	10,681	10,797
	3.42%		Apr-2035	—	5,090	5,148	5,242
	3.46%		Dec-2023 - Apr-2031	—	16,072	16,134	16,477
	3.50%		Aug-2039	—	13,233	13,233	13,766
	3.61%		Sep-2023	—	5,962	5,962	6,038
	3.63%		Jul-2035	—	21,453	21,477	22,458
	3.66%		Oct-2023	—	4,370	4,370	4,430
	3.68%		Jul-2028	—	12,010	12,438	12,458
	3.87%		Sep-2023	—	2,305	2,305	2,337
	4.69%		Jun-2035	—	541	551	564
	5.15%		Oct-2022	—	177	177	177
	5.30%		Aug-2029	—	3,998	3,974	4,278
	5.69%		Jun-2041	—	4,265	4,353	4,616
	5.75%		Jun-2041	—	2,071	2,120	2,245
	5.91%		Mar-2037	—	1,575	1,594	1,578
	5.96%		Jan-2029	—	235	236	236
	6.15%		Jan-2023	—	3,149	3,149	3,158
	8.40%		Jul-2023	—	78	78	79
				—	1,923,488	1,932,748	1,856,357

Forward Commitments	2.21%		Dec-2039	41,587	—	—	(7,377)
	2.56%		Jul-2038	10,774	—	—	(1,199)
	2.58%		Jan-2040	11,700	—	—	-1,355
	2.59%		Feb-2039 - Mar-2039	35,409	—	—	-3,703
	2.72%		Jul-2040	27,794	—	278	-3,522
				127,264	—	278	(17,156)

When Issued[5]	2.93%		Apr-2038	—	36,300	36,324	34,980
	3.01%		Apr-2052	—	7,500	7,505	7,025
	3.24%		May-2052	—	6,500	6,634	6,349
				—	50,300	50,463	48,354
Total Fannie Mae Securities				$127,264	$2,811,643	$2,850,252	$2,714,141

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

FNMA Construction Securities (0.3% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.46%	2.46%	Jan-2038	$20,950	$20,950	$18,953
Total FNMA Construction Securities				$20,950	$20,950	$18,953

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Freddie Mac Securities (8.9% of net assets)

	Interest Rate[4]		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.25%	1M SOFR+20	Aug-2031	$—	$32,000	$32,000	$31,957
	0.29%	1M SOFR+24	Jan-2031	—	44,905	44,905	44,827
	0.29%	1M SOFR+24	Jun-2031	—	34,999	35,000	34,965
	0.30%	1M SOFR+25	Dec-2030	—	22,291	22,291	22,260
	0.35%	1M SOFR+30	Dec-2030	—	21,897	21,897	21,837
	0.37%	1M LIBOR+13	Nov-2027	—	28,105	28,105	28,067
	0.41%	1M SOFR+36	Oct-2030	—	11,919	11,919	11,942
	0.50%	1M LIBOR+26	Nov-2030		16,025	16,025	16,008
	0.57%	1M LIBOR+33	Oct-2030	—	6,754	6,754	6,769
	0.66%	1M LIBOR+42	May-2027	—	5,964	5,964	5,957
	0.70%	1M LIBOR+30	Feb-2036	—	356	356	357
	0.73%	1M LIBOR+33	May-2037	—	71	71	71
	0.75%	1M LIBOR+35	Apr-2036 - Jan-2043	—	2,407	2,409	2,420
	0.80%	1M LIBOR+40	Aug-2043	—	2,236	2,235	2,252
	0.88%	1M LIBOR+48	Oct-2040	—	1,769	1,768	1,783
	0.89%	1M LIBOR+65	Jan-2023	—	741	741	742
	0.90%	1M LIBOR+50	Oct-2040 - Jun-2044	—	6,733	6,738	6,824
	0.95%	1M LIBOR+55	Nov-2040	—	1,589	1,600	1,610
	1.07%	1M LIBOR+67	Aug-2037	—	2,094	2,112	2,130
	2.02%	12M LIBOR+178	Jul-2035	—	101	101	104
	2.34%	1Y UST+223	Oct-2033	—	168	168	174
	2.35%	1Y UST+223	Jun-2033	—	69	69	71
	2.50%		Jan-2043 - Aug-2046	—	6,423	6,495	6,189
	3.00%		Aug-2042 - Sep-2046	—	27,218	27,705	27,146
	3.35%		Oct-2033	—	33,450	33,318	34,419
	3.50%		Jan-2026	—	18,000	18,054	18,184
	3.50%		Jan-2026 - Oct-2046	—	50,779	51,842	51,741
	3.68%		Oct-2025	—	10,000	10,072	10,020
	4.00%		Nov-2024 - Aug-2047	—	50,000	51,854	51,868
	4.50%		Jan-2038 - Dec-2044	—	13,368	13,894	14,159
	5.00%		May-2022 - Mar-2041	—	2,044	2,038	2,187
	5.50%		Apr-2033 - Jul-2038	—	1,910	1,908	2,069
	6.00%		Dec-2033 - Oct-2037	—	2,606	2,624	2,862
	6.50%		Apr-2028 - Nov-2037	—	467	471	532
	7.00%		Apr-2028 - Mar-2030	—	21	19	22
	7.50%		Aug-2029 - Apr-2031	—	30	29	33
	8.00%		Dec-2029	—	—	—	—
	8.50%		Jul-2024 - Jan-2025	—	15	15	16
				—	459,524	463,566	464,574

Multifamily	0.38%		Jul-2027		3,924	3,925	3,922
	2.04%		May-2050	—	20,358	20,854	17,520
	2.40%		Jun-2031	—	7,444	7,532	7,213
	2.41%		Jun-2031	—	11,732	11,880	11,378
	2.42%		Jun-2031	—	11,768	11,924	11,422
	3.28%		Dec-2029	—	16,021	16,183	16,547
	3.34%		Dec-2029	—	9,466	9,584	9,635
	3.38%		Apr-2030	—	13,935	14,137	14,474
	3.48%		Jun-2030	—	18,201	18,547	19,059
	3.60%		Apr-2030	—	24,812	25,397	26,110
				—	137,661	139,963	137,280

Forward Commitments	2.38%		Feb-2034	43,500	—	163	(3,916)
Total Freddie Mac Securities				$43,500	$597,185	$603,692	$597,938

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

State Housing Finance Agency Securities (7.2% of net assets)

		Interest Rates[3]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily	Illinois State Housing Finance Auth	—	0.33%	Aug-2023	$20,000	$20,000	$19,934
	Illinois Housing Development Auth	—	0.40%	Dec-2024	470	470	451
	Mass Housing	—	0.50%	Dec-2023	10,020	10,020	9,788
	Mass Housing[6]	—	1.50%	Dec-2022	8,750	8,751	8,743
	Mass Housing	—	2.15%	Sep-2023	36,747	36,754	36,338
	Mass Housing[6]	—	3.55%	Oct-2022	13,570	13,570	13,711
	Connecticut Housing Finance Auth[6]	—	3.70%	May-2022	17,800	17,789	17,824
	Illinois Housing Development Auth	2.06%	—	Jan-2042	28,005	28,009	22,563
	Illinois Housing Development Auth	2.07%	—	Jul-2041	84,895	84,893	70,092
	Mass Housing	2.60%	—	Jun-2063	26,410	26,410	20,422
	Illinois Housing Development Auth	2.65%		Jul-2062	21,810	21,829	17,833
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	10,605
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	11,416
	NYC Housing Development Corp	3.10%	—	Oct-2046	20,827	20,827	20,065
	NYC Housing Development Corp	3.25%	—	Nov-2049	12,000	12,000	11,181
	Connecticut Housing Finance Auth	3.25%	—	May-2050	12,310	12,325	12,356
	Mass Housing[6]	3.30%	—	Dec-2059	8,340	8,345	7,435
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	17,989
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	17,715
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	3,217
	Mass Housing[6]	3.85%	—	Dec-2058	9,625	9,622	9,781
	NYC Housing Development Corp	3.95%	—	Nov-2043	14,555	14,555	14,848
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	14,325	14,429	14,485
	MassHousing	4.13%	—	Dec-2036	5,000	5,000	5,058
	NYC Housing Development Corp	4.13%	—	Nov-2053	8,305	8,305	8,401
	NYC Housing Development Corp	4.20%	—	Dec-2039	8,305	8,305	8,414
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	27,514
	MassHousing	4.50%	—	Jun-2056	45,000	45,000	45,598
Total State Housing Finance Agency Securities					$519,544	$519,683	$483,777

Schedule of Portfolio Investments

December 31, 2021 (dollars in thousands)

Other Mutifamily Investments (1.8% of net assets)

	Interest Rates[3,4]
Issuer	Permanent	Construction	Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value

Direct Loans
53 Colton Street (Level 3)	—	2.60%	Dec-2023	$6,322	$9,695	$9,592	$9,405
18 Sixth Ave at Pacific Park (Level 3)	—	2.65%	Dec-2024	8,317	8,905	8,870	8,758
18 Sixth Ave at Pacific Park (Level 3)	—	2.65%	Dec-2024	15,374	67,404	67,184	66,694
Wilder Square (Level 3)	—	3.25%	Mar-2023	154	11,346	11,312	11,286
University and Fairview (Level 3)	—	3.45%	Jun-2024	294	14,706	14,635	14,365
University and Fairview (Level 3)	—	3.45%	Dec-2023	3,870	18,644	18,526	18,132
Old Cedar (Level 3)	—	3.50%	Dec-2023	2,065	8,935	8,907	8,713
Peregrine Apartments (Level 3)	—	3.60%	Dec-2024	10,750	1,680	1,692	1,133
The Crest Apartments (Level 3)	—	3.75%	Jun-2024	7,704	1,796	1,778	1,523
99 Ocean (Level 3)	—	4.05%	Oct-2024	40,465	11,535	11,050	11,490
Granada (Level 3)	—	6.75%	Jan-2024	8,572	4,428	4,363	4,501
				103,887	159,074	157,909	156,000

Forward Commitments
53 Colton Street (Level 3)	—	2.80%	Dec-2023	3,042	—	(8)	(124)
311 W 42nd Street (Level 3)	—	3.09%	Nov-2024	50,000	—	(199)	(47)
Peregrine Apartments (Level 3)	—	3.60%	Jun-2024	15,364	—	(115)	(540)
The Crest Apartments (Level 3)	—	3.75%	Dec-2023	3,815	—	(33)	(96)
				72,221	—	(355)	(807)

Privately Insured Construction/Permanent Mortgages[7]
Illinois Housing Development Auth	6.20%	—	Dec-2047	—	2,892	2,900	2,891
Illinois Housing Development Auth	6.40%	—	Nov-2048	—	880	889	880
				—	3,772	3,789	3,771
Total Other Multifamily Investments				$176,108	$162,846	$161,343	$158,964

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Commercial Mortgage-Backed Securities (1.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,126	$10,005
Nomura	3.19%	Mar-2046	20,000	20,303	19,976
JP Morgan	3.48%	Jun-2045	1,124	1,165	1,126
Citigroup	3.62%	Jul-2047	8,000	8,167	8,034
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,297	2,268
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,111	5,024
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,105	5,039
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,105	5,036
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,422	20,207
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,102	6,876
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,146	7,122
Total Commercial Mortgage Backed Securities			$90,199	$92,049	$90,713

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

United States Treasury Securities (5.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	May-2030	$63,000	$62,432	$54,941
0.63%	Aug-2030	30,000	29,796	26,070
1.13%	Feb-2031	40,000	38,487	36,125
1.25%	Apr-2028	65,000	64,833	60,557
1.25%	Aug-2031	8,000	7,798	7,273
1.38%	Nov-2031	15,000	14,289	13,764
1.50%	Feb-2030	35,000	36,448	32,832
1.75%	Nov-2029 - Aug-2041	50,000	49,487	46,062
2.00%	Nov-2041	17,000	16,521	15,404
2.25%	May-2041	42,000	43,336	39,709
2.38%	Feb-2042	15,000	15,304	14,466
2.88%	Aug-2028	10,000	9,873	10,240
Total United States Treasury Securities		$390,000	$388,604	$357,443

Total Fixed-Income Investments		$6,884,259	$6,989,429	$6,661,699

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$284
Total Equity Investment	$1	$—	$284

Schedule of Portfolio Investments

March 31, 2022 (dollars in thousands, unaudited)

Short-Term Investments (1.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	0.32%[9]	Apr-2022	$40,000	$40,000	$40,000

Blackrock Federal Funds	0.25%[10]	Apr-2022	54,705	54,705	54,705
Total Short-Term Investments			$94,705	$94,705	$94,705

Total Investments			$6,978,965	$7,084,135	$6,756,688

Schedule of Portfolio Investments

March 31, 2022

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $680.5 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of March 31, 2022.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2022

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of business of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In such circumstances, the Valuation Committee will employ a valuation method that it believes best reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2022 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2022:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$141,743	$—	$141,743
Ginnie Mae Securities	—	1,868,940	—	1,868,940
Ginnie Mae Construction Securities	—	236,165	—	236,165
Fannie Mae Securities	—	2,682,943	—	2,682,943
Fannie Mae Construction Securities	—	18,953	—	18,953
Freddie Mac Securities	—	601,854	—	601,854
Commercial Mortgage-Backed Securities	—	90,713	—	90,713
State Housing Finance Agency Securities	—	483,777	—	483,777
Other Multifamily Investments
Direct Loans	—	—	156,000	156,000
Privately Insured Construction/Permanent Mortgages	—	3,771	—	3,771
Total Other Multifamily Investments	—	3,771	156,000	159,771
United States Treasury Securities	—	357,443	—	357,443
Equity Investments	—	—	284	284
Short-Term Investments	94,705	—	—	94,705
Other Financial Instruments*	—	20,204	(807)	19,397
Total Investment	$94,705	$6,506,506	$155,477	$6,756,688

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2022.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Other Financial Instruments	Total
Beginning balance,12/31/2021	$126,771	$104	$110	$126,985
Paydowns	(320)	—	—	(320)
Cost of Purchases	32,929	—	—	32,929
Total Change in Unrealized Gain(Loss)(a)	(3,380)	180	(917)	(4,117)
Ending balance, 3/31/2022	$156,000	$284	$(807)	$155,477

(a)The changes in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2022 totaled $(4,117,000) and is included on the accompanying Statement of Operations.

Level 3 securities primarily consist of Direct Loans which were valued by an independent pricing service at March 31, 2022, utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.13 to 2.77. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 87 to 389 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At March 31, 2022, investments for federal income tax purposes approximated book cost at amortized cost of $7,084,135,000.  Net unrealized losses aggregated $327,447,000 at period-end, of which $34,894,000 related to appreciated investments and $362,341,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also, in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2022, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2021	$429
Advances in 2022	17
Repayment by HIT Advisers in 2022	—
Ending Balance, 3/31/2022	$446

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2021	$89
Advances in 2022	321
Repayment by BACDE in 2022	(410)
Ending Balance, 3/31/2022	$ —

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of March 31, 2022
Assets	$2,046
Liabilities	$1,762
Equity	$284

For the three months ended March 31, 2022
Income	$523
Expenses	(364)
Tax Expense	(22)
Net Income (Loss)	$181